Stock Compensation Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Classification of Stock-based Compensation

The following table summarizes the classification of stock-based compensation in the condensed consolidated income statements for the three and six months ended June 30, 2016 and 2015 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Cost of revenue	$660	$12	$692	$18
Research and development	5,389	131	5,578	218
Sales, general and administrative	3,122	43	3,191	79

Total stock-based compensation	$9,171	$186	$9,461	$315

The following table summarizes the classification of stock-based compensation in the consolidated statements of operations for the years ended December 31, 2015 and 2014 (in thousands).

	Year Ended December 31,
	2015	2014
Cost of revenue	$75	$17
Research and development	561	258
Sales, general and administrative	189	132

Total stock-based compensation	$825	$407

Weighted-Average Assumptions Used to Estimate Fair Value

The estimated grant-date fair value of the Company’s stock option awards issued to employees was calculated using the Black-Scholes option-pricing model, based on the following assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Risk-free interest rate	1.4% - 1.6%	1.7%	1.4% - 1.6%	1.7% - 1.8%
Expected dividend yield	None	None	None	None
Expected volatility	59.6%	63.8%	59.6% - 59.8%	63.8% - 70.9%
Expected term (in years)	6.3	6.3	6.3	6.3 - 6.5

The estimated grant-date fair value of the Company’s stock option awards issued to employees was calculated using the Black-Scholes option-pricing model, based on the following assumptions:

	Year Ended December 31,
	2015	2014
Risk-free interest rate	1.6% - 1.9%	1.8% - 2.2%
Expected dividend yield	None	None
Expected volatility	59.4% - 70.8%	71.1% - 71.3%
Expected term (in years)	6.3 - 6.5	6.5

Stock Option Activities

A summary of stock option activity under the equity incentive plans for the six months ended June 30, 2016 is as follows:

	Number of Options (in thousands)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2015	2,472	$2.85	7.7	$28,844
Granted	478	$15.81
Exercised	(200)	$1.42		$2,774
Cancelled	(15)	$4.48

Outstanding at June 30, 2016	2,735	$5.21	7.7	$94,944

Vested and expected to vest at:
June 30, 2016	2,735	$5.21	7.7	$94,944

December 31, 2015	2,394	$2.81	7.7	$28,031

Exercisable at:
June 30, 2016	1,077	$1.32	6.5	$41,591

December 31, 2015	919	$0.82	6.6	$12,590

A summary of stock option activity under the Plan for the years ended December 31, 2015 and 2014 is as follows:

	Number of Options (in thousands)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2014	2,299	$1.07	7.9	$5,563
Granted	685	7.35
Exercised	(401)	0.51		$2,777
Cancelled	(111)	2.16

Outstanding at December 31, 2015	2,472	$2.85	7.7	$28,844

Vested and expected to vest at:
December 31, 2014	2,222	$1.06	7.9	$7,753

December 31, 2015	2,394	$2.81	7.7	$28,031

Exercisable at:
December 31, 2014	754	0.46	7.1	$2,630

December 31, 2015	919	$0.82	6.6	$12,590

Summary of Changes in Company's Restricted Stock Awards

A summary of the changes in the Company’s restricted stock awards during the six months ended June 30, 2016 is as follows:

	Restricted Shares (in thousands)	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2015	192	$1.39
Vested	(43)	$1.39

Outstanding at June 30, 2016	149	$1.39

A summary of the changes in the Company’s restricted common stock during the years ended December 31, 2015 and 2014 is as follows:

	Restricted Shares (in thousands)	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2013	1,232	$0.42
Vested	(910)	0.16

Unvested at December 31, 2014	322	1.14
Vested	(130)	0.83

Unvested at December 31, 2015	192	$1.39

Summary of Changes in Company's RSU

A summary of the changes in the Company’s RSUs during the six months ended June 30, 2016 is as follows:

	Restricted Shares (in thousands)	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2015	1,064	$12.16
RSUs granted during 2015 which were contingent upon IPO	450	$13.65
RSUs granted during 2016	879	$19.35

Outstanding at June 30, 2016	2,393	$15.09

A summary of the changes in the Company’s RSUs during the year ended December 31, 2015 is as follows:

	Restricted Shares (in thousands)	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2014	—	$—
Granted	1,064	12.16

Unvested at December 31, 2015	1,064	$12.16

Schedule of Stock-Based Compensation Expense by Award Type

The following table summarizes stock-based compensation expense by award type for the three and six months ended June 30, 2016 and 2015 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Stock options	$507	$157	$768	$251
Restricted stock awards	18	29	47	64
Restricted stock units	8,495	—	8,495	—
Employee stock purchase program	151	—	151	—

Total stock-based compensation	$9,171	$186	$9,461	$315

Restricted Stock Units
Weighted-Average Assumptions Used to Estimate Fair Value

For the market-based RSUs, the Company estimated the fair value using a Monte Carlo valuation model on the date of grant, using the following weighted-average assumptions:

Dividend yield	None
Expected volatility	58.9%
Risk-free interest rate	1.1%
Expected term (years)	1.4
Grant date fair value of underlying shares	$22.00